Summary of Significant Accounting Policies (Policies) - EBP 401(k)	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The Plan’s financial statements have been prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits at the dates of the financial statements and the reported changes in net assets available for benefits during the reported periods. Actual results could differ from those estimates.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Related fees are recorded as administrative expenses. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Participants may direct the investment of their contributions as well as employer contributions among various mutual funds, Truist Financial Corporation common stock, collective trusts, separately managed accounts consisting primarily of common stock and foreign stock, and a Brokeragelink account, each offering different degrees of risk and return. The Employee Benefits Plan Committee determines the Plan’s valuation policies utilizing information provided by the custodian. The Plan's investments are stated at fair value. Refer to Note 4 for disclosures of methodologies used to determine the recorded fair value of Plan investments.

Purchases and sales of investments are recorded on a trade-date basis. Dividend income on mutual funds and Truist Financial Corporation common stock is recorded on the ex-dividend date. Capital gain distributions on mutual funds are included in dividend income. The Plan presents in the Statement of Changes in Net Assets Available for Benefits the net appreciation (depreciation) in the fair value of its investments, which consists of the realized gains or losses and unrealized appreciation or depreciation on investments held at year end.

The Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurements ("Topic 820"), provides a framework for measuring fair value which requires that an entity determine asset and liability fair values based on the exit price from an orderly transaction in the principal market for the asset or liability being measured.

Administrative Expenses and Investment-Related Fees
Administrative Expenses and Investment-Related Fees
Administrative expenses are paid by the Plan, unless otherwise paid by the Plan Sponsor. Expenses that are paid by the Plan Sponsor are excluded from these financial statements. The Plan Sponsor has elected to pay certain administrative fees related to professional services provided to the Plan. Investment-related fees are included in net appreciation of fair value of investments. Fees that are transactional in nature are charged to participant accounts.

Payment of Benefits	Payment of Benefits Benefits payments are recorded when they have been approved for payment and paid by the Plan.
Reclassifications
Reclassifications
Certain amounts within the fair value hierarchy tables as of December 31, 2024 have been reclassified to conform to the current year presentation. These reclassifications relate to the categorization of certain investment balances within the fair value hierarchy and had no effect on total investments, net assets available for benefits, or the change in net assets available for benefits for any period presented.